Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible assets
Intangible assets

14. Intangible assets

EURm	Goodwill	Other	Total
Acquisition cost as of January 1, 2019	6 360	9 424	15 784
Translation differences	75	82	157
Additions	–	52	52
Disposals and retirements	–	(92)	(92)
Acquisition cost as of December 31, 2019	6 435	9 466	15 901
Accumulated amortization and impairment charges as of January 1, 2019	(908)	(6 071)	(6 979)
Translation differences	–	(41)	(41)
Impairment charges	–	(12)	(12)
Disposals and retirements	–	71	71
Amortization	–	(984)	(984)
Accumulated amortization and impairment charges as of December 31, 2019	(908)	(7 037)	(7 945)
Net book value as of January 1, 2019	5 452	3 353	8 805
Net book value as of December 31, 2019	5 527	2 429	7 956
Acquisition cost as of January 1, 2020	6 435	9 466	15 901
Translation differences	(331)	(359)	(690)
Additions	–	39	39
Acquisitions through business combinations(1)	78	72	150
Disposals and retirements	–	(31)	(31)
Acquisition cost as of December 31, 2020	6 182	9 187	15 369
Accumulated amortization and impairment charges as of January 1, 2020	(908)	(7 037)	(7 945)
Translation differences	–	256	256
Impairment charges	(200)	(9)	(209)
Disposals and retirements	–	28	28
Amortization	–	(472)	(472)
Accumulated amortization and impairment charges as of December 31, 2020	(1 108)	(7 234)	(8 342)
Net book value as of January 1, 2020	5 527	2 429	7 956
Net book value as of December 31, 2020	5 074	1 953	7 027

(1)   The Group acquired 100% ownership interest in Elenion Technologies. Goodwill was allocated to the IP/Optical Networks operating segment.

Net book value of other intangible assets by type of asset(1):

EURm	2020	2019
Customer relationships	1 401	1 788
Patents and licenses	232	264
Technologies and IPR&D	155	160
Tradenames and trademarks	90	145
Other	75	72
Total	1 953	2 429

(1)   The largest movements are due to amortization and translation differences, with the exception of Technologies and IPR&D, which increased due to acquired technology of EUR 72 million in 2020.

As of December 31, 2020, the weighted average for the remaining amortization periods is approximately five years for customer relationships, six  years for patents and licenses,  three years for technologies and IPR&D, two years for tradenames and trademarks and one year for other.